Term Loan (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
The outstanding note payable consisted of the following as of December 31, 2025 (in thousands) :

Note payable	$30,000
Unamortized debt discount and issuance costs	(1,764)
Net carrying amount of note payable	$28,236

The outstanding term loans payable consists of the following:

	December 31,
	2025	2024
	(in thousands)
Note payable	$30,000	$30,000
Unamortized debt discount and issuance costs	(1,764)	(3,905)
Net carrying amount of note payable	28,236	26,095
Less: current portion of note payable	(28,236)	—
Note payable, net, less current portion	$—	$26,095

Schedule of Interest Expense
The following table provides the components of interest expense related to the K2HV Loan Agreement:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands)
Interest expense based on coupon interest rate (10.3%) of outstanding term loans	$299	$781	$1,072	$1,554
Amortization of debt discount and accretion of Final Fee (8.94%)	176	520	771	1,010
Total interest expense on effective rate (19.24%)	$475	$1,301	$1,843	$2,564

The following table provides the components of interest expense related to the K2HV Loan Agreement:

	Year Ended December 31,
	2025	2024
	(in thousands)
Interest expense based on coupon interest rate (10.3%) of outstanding term loans	$3,133	$2,094
Amortization of debt discount and accretion of Final Fee (8.94%)	2,141	1,217
Total interest expense on effective rate (19.24%)	$5,274	$3,311

Schedule of Principal Payments and Final Fee
The following table presents the total principal payments and Final Fee contractually scheduled to become due during each of the years ended December 31 (in thousands):

2026	$9,600
2027	14,400
2028	8,085
Total principal payments and Final Fee	$32,085